SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]

12. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	December 31, 2023	December 31, 2022	December 31, 2021

Cash paid during the period for:
Interest	$-	$-	$-
Income taxes	$650,540	$581,263	$288,192

During the years ended December 31, 2023, 2022 and 2021 respectively, the Company paid $650,540, $581,263, and $288,192 related to income tax in the current and prior periods and accrued a further $700,000, $800,000, and $720,000 in the years ended December 31, 2023, 2022, and 2021 respectively, for expected income tax payments related to activities in Ghana. There were no other significant non-cash transactions during the years ended December 31, 2023, 2022, or 2021.